Related-party transactions (Details Narrative)	12 Months Ended
Dec. 31, 2021 ARS ($)
S a c d e s a member
IfrsStatementLineItems [Line Items]
Operating cost	$ 317
E d e l c o s s a member
IfrsStatementLineItems [Line Items]
Payment for annual advisory services	$ 1,766,000
Related party agreement term	60 days
Services rendered	$ 911,000
Fidus sociedad de garantia reciproca member
IfrsStatementLineItems [Line Items]
Fund contribution in capacity as protector partner	$ 25,000